Investments Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 30,594	$ 41,105	$ 28,679
Gross Unrealized Gains	26	6	11
Gross Unrealized Losses	9	32	2
Estimated Fair Value	30,611	41,079	28,688
U.S Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,014	37,010	28,522
Gross Unrealized Gains	21	0	1
Gross Unrealized Losses	9	29	2
Estimated Fair Value	26,026	36,981	28,521
U.S.Government treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,000	4,000	0
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	3	0
Estimated Fair Value	4,000	3,997	0
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	80	95	157
Gross Unrealized Gains	5	6	10
Gross Unrealized Losses	0	0	0
Estimated Fair Value	85	101	167
Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 500	$ 0